ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Australia - 10.0%
Evolution Mining Ltd.	288,362	$2,440,125
Genesis Minerals Ltd. (a)	512,497	2,479,615
Lynas Rare Earths Ltd. (a)	239,948	1,992,014
Regis Resources Ltd.	485,838	2,447,898
West African Resources Ltd. (a)	1,203,851	2,410,176
		11,769,828

Belgium - 2.0%
KBC Group NV	17,751	2,320,781

Finland - 2.1%
Nokia Oyj	376,832	2,467,574

France - 2.2%
Societe Generale SA	31,799	2,568,076

Germany - 14.1%
Commerzbank AG	55,369	2,349,012
Deutsche Bank AG	61,207	2,381,615
Heidelberg Materials AG	9,107	2,386,665
HOCHTIEF AG	6,276	2,485,559
Rheinmetall AG	1,303	2,390,334
Siemens Energy AG (a)	16,507	2,335,640
thyssenkrupp AG	213,018	2,321,639
		16,650,464

Israel - 8.1%
Bank Hapoalim BM	101,097	2,287,305
Bank Leumi Le-Israel BM	103,272	2,276,521
Elbit Systems Ltd.	4,784	2,758,137
Phoenix Financial Ltd.	53,973	2,233,798
		9,555,761

Italy - 6.2%
BPER Banca SpA	182,206	2,483,887
Leonardo SpA	41,455	2,394,970
Poste Italiane SpA (b)	97,020	2,449,102
		7,327,959

Japan - 28.6% (c)
Aeon Co. Ltd.	129,500	2,047,826
Anycolor, Inc.	57,753	1,788,190

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Ebara Corp.	92,400	$2,173,146
Food & Life Cos. Ltd.	48,132	2,431,490
IHI Corp.	131,557	2,313,418
Kajima Corp.	62,744	2,337,278
Kandenko Co. Ltd.	74,829	2,401,942
Marubeni Corp.	88,500	2,459,401
Mitsui Kinzoku Co. Ltd.	21,630	2,435,170
NEC Corp.	62,989	2,135,288
Ryohin Keikaku Co. Ltd.	114,346	2,030,839
Shimizu Corp.	129,680	2,209,213
Sumitomo Pharma Co. Ltd. (a)	139,695	2,067,243
Taisei Corp.	25,753	2,439,005
Toyota Tsusho Corp.	72,100	2,427,575
		33,697,024

Luxembourg - 2.0%
Millicom International Cellular SA	43,650	2,419,956

Netherlands - 4.0%
ING Groep NV	84,089	2,372,699
Prosus NV	36,948	2,294,812
		4,667,511

Portugal - 2.1%
Banco Comercial Portugues SA	2,322,254	2,445,828

Spain - 10.1%
Acciona SA	11,149	2,435,715
Bankinter SA	142,405	2,368,898
CaixaBank SA	194,638	2,389,172
Indra Sistemas SA	42,413	2,419,413
Mapfre SA	469,995	2,365,109
		11,978,307

Sweden - 2.1%
Sandvik AB	76,193	2,487,766

Switzerland - 4.1%
Galderma Group AG	11,748	2,404,180
Holcim AG	24,732	2,427,926
		4,832,106
TOTAL COMMON STOCKS (Cost $94,161,705)		115,188,941

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares		Value
PREFERRED STOCKS - 2.0%
Germany - 2.0%
Jungheinrich AG, 0.00%	58,429		$2,432,139
TOTAL PREFERRED STOCKS (Cost $2,344,615)			2,432,139

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67% (d)	236,192		236,192
TOTAL MONEY MARKET FUNDS (Cost $236,192)			236,192

TOTAL INVESTMENTS - 99.9% (Cost $96,742,512)			$117,857,272
Other Assets in Excess of Liabilities - 0.1%		0.00069	80,800
TOTAL NET ASSETS - 100.0%			$117,938,072

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $2,449,102 or 2.1% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Alpha Architect International Quantitative Momentum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$115,188,941	$—	$—	$115,188,941
Preferred Stocks	2,432,139	—	—	2,432,139
Money Market Funds	236,192	—	—	236,192
Total Investments	$117,857,272	$—	$—	$117,857,272
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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